Business Combination and Recapitalization - Common stock outstanding (Details) - shares			3 Months Ended	12 Months Ended
	Apr. 12, 2023	Jan. 26, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Recapitalization
Common stock of HSAC2, outstanding prior to the Business Combination				8,822,280
Total shares of Company Common Stock immediately after Business Combination			35,743,007	20,187,850	8,822,280
Common stock, shares outstanding			35,743,007	20,187,850	8,822,280
Preference shares, shares outstanding			0	0	0
Legacy Orchestra
Business Combination and Recapitalization
Common stock of HSAC2, outstanding prior to the Business Combination		6,762,117
Less: Redemption of HSAC2 shares		(1,597,888)
Common stock held by former HSAC2 shareholders		5,164,229
HSAC2 sponsor shares		4,450,000
Exercise of warrants (in shares)		1,808,512
Total shares outstanding prior to issuance of merger consideration to Legacy Orchestra stockholders		11,422,741
Shares issued to Legacy Orchestra stockholders - Company Common Stock		20,191,338
Total shares of Company Common Stock immediately after Business Combination		31,614,079	2,522,214
Common stock, shares outstanding		31,614,079	2,522,214
Preference shares, shares outstanding			35,694,179
Number of shares issuable as earnout consideration	4,000,000	8,000,000
Number of shares issuable as earnout consideration due to rounding	3,999,987